SUBSEQUENT EVENTS (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were available to be issued.  There were no material subsequent events, other than that described below, that required disclosure in these financial statements.

In April 2021, Sub. Of Public Co. C repaid their loan in full.  The loan had an original maturity date of February 2025 and the outstanding principal on the date of repayment was approximately $12.1 million.  The Company received an exit fee of $750,000 and a prepayment premium of $750,000 upon repayment of the loan.

In April 2021, the Company entered into a commitment for a $13 million senior term loan and funded $5.25 million at closing. The loan has an interest rate of 13% and PIK interest of 4% with a step down to 2% once certain criteria are met as defined in the loan agreement. The loan has a maturity date of May 2026, an unused fee of 3%, an exit fee of 15% and OID of 15.5%.

In April 2021, the Company entered into a commitment for a $15 million senior term loan and funded $15 million at closing. The loan has an interest rate of 13%. The loan has a maturity date of April 2025 and OID of 7%.

In April 2021, the Company entered into a commitment for a $22 million senior term loan and funded $22 million at closing, including a $2 million interest reserve. The loan has an interest rate of 12% plus LIBOR, with a 1% LIBOR floor, and PIK interest of 4% with step downs to 2% and 1.5% once certain criteria are met as defined in the loan agreement. The loan has a maturity date of May 2026, an exit fee of 10%, provided that if certain criteria are met as defined in the loan agreement the exit fee is 2%, and OID of 4%.

On May 7, 2021, the Company amended its secured revolving credit loan (the “Revolving Loan”) from AFC Finance, LLC, an affiliate of the Company’s management.  The amendment to the Revolving Loan increased the loan commitment from $40,000,000 to $50,000,000, decreased the interest rate from 8% per annum to 6% per annum, removed Gamma Lending Holdco as a lender and extended the maturity date from July 31, 2021 to the earlier of (i) December 31, 2021 or (ii) the date of the closing of any credit facility where the proceeds are incurred to refund, refinance or replace the Revolving Credit Agreement with an aggregate principal amount equal to or greater than $50 million. The Company did not incur any fees or cost related to the amendment of the Revolving Loan and the Revolving Loan does not have any unused fees.  As of the date of these financial statements, the Company has not drawn on the Revolving Loan or incurred any fees or interest expense related to the Revolving Loan.

18.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were available to be issued. There were no material subsequent events, other than that described below, that required disclosure in these financial statements.

Public Company A previously defaulted on certain covenants under the applicable agreements governing their real estate loan and equipment loan with us. These defaults resulted from, among other things, the loan parties’ failure to timely pay taxes due, incurrence of mechanic’s liens and tax liens on assets, failure to notify the lenders of such failure to pay and incurrence of liens, failure to make payments due in January 2021, failure to make payment obligations owed to third party creditors and failure to enter into specified debt restructuring transactions. Such defaults were unrelated to the COVID-19 pandemic. In January 2021, the loan parties entered into modification agreements for each of the Public Company A loans pursuant to which the Company agreed to forbear from exercising its rights and remedies regarding such defaults for certain considerations and on certain terms and conditions. Under the RE Modification Agreement, the Company and the other lenders agreed to forbear until the earlier of December 21, 2021 and the existence of any new event of default, and the terms of the real estate loan were modified to, among other things, (i) extend the maturity date from June 27, 2021 to December 21, 2021, (ii) modify the interest rate to 14.0%, with 12.0% paid monthly and 2.0% paid at maturity and (iii) add an exit fee of $1.0 million payable upon payment in full of the real estate loan on the maturity date. The RE Modification Agreement also provided for the establishment of an interest reserve for the payment of the last three months of interest on the real estate loan. Additional consideration for the RE Modification Agreement included (w) a modification fee in an amount equal to 3.0% per annum on the outstanding principal of the real estate loan from May 19, 2020 to the effective date of the RE Modification Agreement less certain fees previously paid, (x) common shares of Public Company A in an aggregate amount equal to $1.2 million, (y) the grant of certain warrants to purchase common shares of Public Company A and (z) reimbursement of certain expenses. The Company sold its portion of the rights to acquire the common shares and warrants received as considerations for the RE Modification Agreement to the administrative agent under the Public Company A real estate loan documents. Under the modification agreement relating to the Public Company A equipment loan, the Company and the other lenders agreed to forbear until the earlier of February 5, 2024 and the existence of any new event of default, and the terms of the equipment loan were modified to, among other things, (i) amend the payment schedule allowing for reduced monthly payments for three months, with the reduced amounts amortized equally over the remaining monthly payments, (ii) add an exit fee of $500,000 due at the end of the term of the agreement governing the equipment loan, (iii) release a certain guarantor, and (iv) add a new parent company guarantee. Additional consideration for the Equipment Modification Agreement included (x) a modification fee in an amount equal to 6.0% per annum on the outstanding principal of the equipment loan from May 19, 2020 through and including the effective date of the Equipment Modification Agreement less certain fees previously paid, (y) an additional fee of $500,000 payable in equal monthly installments commencing April 5, 2021 and (z) reimbursement of certain expenses. In connection with the Modification Agreements, Public Company A consummated the initial closing of $10.1 million of its non-brokered convertible debenture offering for up to $25.0 million of debenture units. The net proceeds received by Public Company A from the convertible debenture offering are intended to be used for working capital, previous debt obligations and general corporate purposes. Public Company A has since paid the January 2021 payments and there are no delinquent payment obligations owed to the Company.